Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Principles of Consolidation	Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include all accounts of the Company. All intercompany balances and transactions have been eliminated upon consolidation.
Use of Estimates	Use of Estimates: The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates may include recoverability of long lived assets, the valuation of amounts due from charterers, residual value of vessels and the useful life of vessels. Actual results may differ from these estimates.
Other Comprehensive Income/(Loss), Treasury stock and Dividends	Other Comprehensive Income/(Loss): The Company follows the accounting guidance relating to Statement of Comprehensive Income, which requires separate presentation of certain transactions that are recorded directly as components of shareholders’ equity. The Company has no other comprehensive income/(loss) and accordingly comprehensive income/(loss) equals net income/(loss) for the periods presented.Treasury stock: The Company records the repurchase of its shares at cost based on the settlement dates of repurchase transactions. These shares are classified as treasury stock, as a reduction to shareholders’ equity. Treasury shares are included in authorized and issued shares but excluded from outstanding shares.Dividends: Dividends are recorded in the period in which they are declared by the Company’s board of directors.
Foreign Currency Translation	Foreign Currency Translation: The reporting and functional currency of the Company is the U.S. dollar (“USD”). Transactions incurred in other currencies are translated into USD using the exchange rates in effect at the time of the transaction. On the balance sheet date, monetary assets and liabilities that are denominated in other currencies are translated into USD to reflect the end-of-period exchange rates. Resulting gains or losses from foreign currency transactions are recorded within foreign currency gain/(loss) in the accompanying consolidated statements of operations in the period in which they arise.
Cash and Cash Equivalents	Cash and Cash Equivalents: Cash and cash equivalents consist of current, call, time deposits and certificates of deposit with original maturities of three months or less and which are not restricted for use or withdrawal.
Time Deposits	Time Deposits: Time deposits are held with banks with original maturities longer than three months. In the event remaining maturities are shorter than 12 months, such deposits are classified as current assets; if original maturities are longer than 12 months, such deposits are classified as non-current assets.
Restricted Cash	Restricted Cash: Restricted cash represents minimum cash deposits or cash collateral deposits required to be maintained with certain banks under the Company’s borrowing arrangements or in relation to bank guarantees issued on behalf of the Company. In the event that the obligation relating to such deposits is expected to be terminated within the next 12 months, these deposits are classified as current assets; otherwise they are classified as non-current assets.
Accounts Receivable	Accounts Receivable: Accounts receivable reflect trade receivables from time or voyage charters and other receivables from operational activities, net of an allowance for doubtful accounts. On each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. No allowance for doubtful accounts was recorded for any of the periods presented.
Inventories	Inventories: Inventories consist of bunkers and lubricants owned by the Company remaining on board the vessels at the end of each reporting period, which are stated at the lower of cost and net realizable value. Cost is determined using the first-in, first-out method. Inventories consist of $8,346 and $3,863 of bunkers and of $3,690 and $4,790 of lubricants as of December 31, 2020 and 2021, respectively.
Vessels Net, Vessels' Depreciation, Accounting for Special Survey and Drydocking Costs, Repairs and Maintenance
Vessels, Net: Vessels are stated at their cost, which consists of the contracted purchase price and any direct material expenses incurred upon acquisition (including improvements, on-site supervision expenses and financing costs incurred during the construction period for vessels under construction, commissions paid, delivery expenses and other expenditures to prepare the vessel for her initial voyage), less accumulated depreciation and impairment, if any. Certain subsequent expenditures for conversions, major improvements and regulatory requirements are also capitalized if it is determined that they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels.

Vessels’ Depreciation: Depreciation is computed using the straight-line method over the estimated useful life of the vessels, after considering the estimated residual value. The Company estimates the useful life of its vessels to be 25 years from the date of initial delivery from the shipyard. Second-hand vessels are depreciated from the date they become available for use through their remaining estimated useful life.
Accounting for Special Survey and Drydocking Costs: Special survey and drydocking costs are expensed in the period incurred and are included in vessel operating expenses in the accompanying consolidated statements of operations.

Repairs and Maintenance: Repair and maintenance expenses, including overhauling and underwater inspection expenses, are expensed when incurred and are included in vessel operating expenses in the accompanying consolidated statements of operations.

Impairment of Vessels and Assets Held for Sale
Impairment of Vessels: The Company follows the Accounting Standards Codification (“ASC”) Subtopic 360-10, “Property, Plant and Equipment” (“ASC 360-10”), which requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than their carrying amounts. If indicators of impairment are present, the Company performs an analysis of the anticipated undiscounted future net cash flows of the related long-lived vessels. Various factors including anticipated future charter rates, estimated scrap values, future drydocking costs and estimated voyage and vessel operating costs are included in this analysis. If the carrying value of the related vessel exceeds the undiscounted cash flows, the carrying value is reduced to its estimated fair value and the difference is recorded as an impairment loss in the consolidated statements of operations.

Assets Held for Sale: The Company may dispose of certain of its vessels when suitable opportunities occur, including prior to the end of their useful lives. The Company classifies assets as being held for sale when the following criteria are met: (i) management is committed to sell the asset; (ii) the asset is available for immediate sale in its present condition; (iii) an active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated; (iv) the sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale within one year; (v) the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and (vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.
Long-lived assets classified as held for sale are measured at the lower of their carrying amount or fair value less the cost to sell the asset. These assets are no longer depreciated once they meet the criteria of being held for sale.
Right-of-Use Asset - Finance Leases
Right-of-Use Asset - Finance Leases: The Company assesses whether a contract is, or contains, a lease, at inception of the contract. A right-of-use asset and a corresponding lease liability is recognized with respect to all lease arrangements in which the Company is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less). For these leases, the lease payments are recognized as an operating expense on a straight-line basis over the term of the lease. The Company does not have any significant operating leases.

A lease is classified as a finance lease when the lease meets any of the following criteria at lease commencement a)the lease transfers ownership of the underlying asset to the lessee by the end of the lease term, b) the lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise c) the lease term is for the major part of the remaining economic life of the underlying asset, d) the present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all of the fair value of the underlying asset or e) the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term. When none of these criteria are met, the lease is classified as an operating lease.

Finance leases are accounted for as the acquisition of a finance right-of-use asset and the incurrence of an obligation by the lessee. At the commencement date of the finance lease, a lessee initially measures the lease liability at the present value, using the discount rate determined on the commencement of the lease payments to be made over the lease term. Subsequently, the lease liability is increased by the interest on the lease liability and decreased by the lease payments during the period. The interest on the lease liability is determined in each period during the lease term as the amount that produces a constant periodic discount rate on the remaining balance of the liability, taking into consideration the reassessment requirements.

A lessee initially measures the finance right-of-use asset at cost which consists of: the amount of the initial measurement of the lease liability; any lease payments made to the lessor at or before the commencement date, less any lease incentives received; and any initial direct costs incurred by the lessee. Subsequently, the finance right-of-use asset is measured at cost less any accumulated amortization and any accumulated impairment losses, taking into consideration the reassessment requirements. The finance right-of-use asset is amortized on a straight-line basis from the commencement date to the end of the useful life of the finance right-of-use asset where the lease transfers ownership of the underlying asset to the lessee or the lessee is reasonably certain to exercise an option to purchase the underlying asset.

Deferred Financing Costs	Deferred Financing Costs: Financing fees incurred for obtaining new loans and credit facilities are deferred and amortized over the term of the respective loan or credit facility using the effective interest rate method. The unamortized deferred financing costs are presented as a direct deduction from the carrying amount of the related loan and credit facility in the consolidated balance sheet. Deferred financing costs relating to undrawn facilities are presented under non-current assets in the consolidated balance sheet. Any unamortized balance of costs relating to loans repaid or refinanced is expensed in the period in which the repayment or refinancing is made, subject to the guidance regarding Debt Extinguishment. Any unamortized balance of costs related to credit facilities repaid and terminated is expensed in the same period. Any unamortized balance of costs relating to the credit facilities refinanced is deferred and amortized over the term of the respective refinanced credit facility in the period in which the refinancing occurs, subject to the provisions of the accounting guidance relating to changes in Line-of-Credit or Revolving-Debt Arrangements.
Derivative Instruments and Financial Instruments
Derivative Instruments: The Company may enter into foreign exchange forward contracts, interest rate derivatives, bunker fuel price derivatives and forward freight contracts to create economic hedges for its exposure to foreign currency movement, interest rates of its loan obligations, bunker fuel consumed by its vessels and freight rates relating to the fluctuation of the vessel charter markets and on certain other obligations. When such derivatives do not qualify for hedge accounting the Company records these financial instruments in the consolidated balance sheet at their fair value as either a derivative asset or a liability, and recognizes the fair value changes thereto in the consolidated statements of operations. When the derivatives do qualify for hedge accounting, depending upon the nature of the hedge, changes in fair value of the derivatives are either offset against the fair value of assets, liabilities or firm commitments through income, or recognized in other comprehensive income/(loss) (effective portion) until the hedged item is recognized in the consolidated statements of operations. For the years ended December 31, 2019, December 31, 2020 and December 31, 2021, no derivatives were accounted for as accounting hedges.

Financial Instruments:

(a) Interest rate risk: The Company’s interest rates and long-term loan repayment terms are described in Note 8. The Company manages its interest rate risk by entering into interest rate derivative instruments which are described in Note 14.

(b) Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of trade accounts receivable, cash and cash equivalents, time deposits and derivative instruments. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its trade accounts receivable as charter hire is usually collected in advance. The Company places its cash and cash equivalents, time deposits and other investments with high credit quality financial institutions. The Company performs periodic evaluations of the relative credit standing of financial institutions it transacts with. The Company may be exposed to credit risk in the event of non-performance by its counterparties to derivative instruments; however, the Company limits its exposure by transacting with counterparties with high credit ratings.

(c) Fair value measurement: In accordance with the requirements of accounting guidance relating to Fair Value Measurement, the Company classifies and discloses assets and liabilities carried at fair value in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

Accounting for Revenues and Related Expenses
Accounting for Revenues and Related Expenses: The Company generates its revenues from charterers for the charter hire of its vessels. Vessels are chartered under time charter or infrequently under voyage contracts.
A time charter is a contract for the use of a vessel for a specific period of time and a specified daily fixed charter hire rate, or a rate linked to either the Baltic Exchange Panamax Index (“BPI”) or to the Baltic Exchange Capesize Index (“BCI”). The charter hire is generally payable in advance. The Company’s time charter agreements are classified as operating leases pursuant to Accounting Standards Codification (“ASC”) 842 - Leases, because (i) the vessel is an identifiable asset, (ii) the Company does not have substantive substitution rights and (iii) the charterer has the right to control the use of the vessel, during the term of the contract, and derives the economic benefits from such use. Time charter revenue is recognized when a charter agreement exists, the vessel is made available to the charterer and collection of the related revenue is reasonably assured. Time charter revenues are recognized as earned on a straight-line basis over the term of the charter as service is provided. Revenues from time charter may also include ballast bonus, which is an amount paid by the charterer for repositioning the vessel at the charterer’s disposal (delivery point), which is recognized as revenue over the term of the charter, and other miscellaneous revenues from vessel operations. Time charter hire is typically payable 15 or 30 days in advance as determined in the charter party agreement. On implementation of ASC 842 on January 1, 2019, the Company elected to apply a package of practical expedients under ASC 842, which allowed the Company not to reassess (i) whether any existing contracts, on the date of adoption, contained a lease, (ii) lease classification of existing leases classified as operating leases in accordance with ASC 840 and (iii) initial direct costs for any existing leases. ASC 842 also provides a practical expedient to lessors by class of underlying asset, to not separate non-lease components from the associated lease component when the following criteria are met: (i) the timing and pattern of transfer for the lease component is the same as those for the non-lease component associated with that lease component and (ii) the lease component, if accounted for separately, would be classified as an operating lease. The Company, making use of this practical expedient for lessors, has elected not to separate the lease and non-lease components included in the time charter revenue but rather to recognize operating lease revenue as a combined single lease component for all time charter contracts as the related lease component, the hire of a vessel, and non-lease component, the fees for operating and maintaining the vessel, have the same timing and pattern of transfer (both the lease and non-lease components are earned by passage of time) and the predominant component is the lease.

Expenses relating to the Company’s time charters are vessel operating expenses and certain voyage expenses, which are paid by the Company and recognized as incurred. Vessel operating expenses that are paid by the Company include costs for crewing, insurance, lubricants, spare parts, provisions, stores, repairs, maintenance, statutory and classification expense, drydocking, intermediate and special surveys and other minor miscellaneous expenses. Voyage expenses which are also recognized as incurred by the Company include costs for draft surveys, hold cleaning, postage, extra war risk insurance and other minor miscellaneous expenses related to the voyage. Voyage expenses relating to bunkers consumption during the ballast period are considered contract fulfillment costs and are capitalized and amortized over the term of the charter when they meet the following criteria according to ASC 340-40-25-5: (i) the costs relate directly to a contract or to an anticipated contract that the entity can specifically identify, (ii) the costs generate or enhance resources of the entity that will be used in satisfying, or in continuing to satisfy, performance obligations in the future and (iii) the costs are expected to be recovered. Under a time charter, the charterer is responsible for paying the cost of bunkers and other voyage expenses (e.g., port expenses, agents’ fees, canal dues, extra war risks insurance and any other expenses related to the cargo). Certain voyage expenses paid by the Company such as extra war risk insurance may be recovered from the charterer; such amounts recovered are recorded as Other Income within Revenues.

Vessels are also chartered under voyage charters, where a contract is made for the use of a vessel under which the Company is paid freight on the basis of moving cargo from a loading port to a discharge port. The Company accounts for a voyage charter when all the following criteria are met: (i) the parties to the contract have approved the contract in the form of a written charter agreement or fixture recap and are committed to perform their respective obligations, (ii) the Company can identify each party’s rights regarding the services to be transferred, (iii) the Company can identify the payment terms for the services to be transferred, (iv) the charter agreement has commercial substance (that is, the risk, timing, or amount of the future cash flows is expected to change as a result of the contract) and (v) it is probable that the Company will collect substantially all of the consideration to which it will be entitled in exchange for the services that will be transferred to the charterer. The voyage contracts are considered service contracts which fall under the provisions of ASC 606 because the Company as the ship-owner retains the control over the operations of the vessel such as directing the routes taken or the vessel speed. In a voyage charter contract, the performance obligations begin to be satisfied once the vessel begins loading the cargo. The Company determined that its voyage charters consist of a single performance obligation which is met evenly as the voyage progresses and hence, the voyage revenues are recognized on a straight line basis over the duration of the voyage from commencement of the loading to completion of discharge. Probable losses on voyages are provided for in full at the time such losses can be estimated. Related expenses are operating expenses, bunkers and voyage expenses and are all paid for by the Company. Costs incurred prior to loading which are directly related to the voyage, primarily bunkers, may be deferred, as they represent setup costs, if they meet certain conditions, and are amortized on a straight-line basis as the related performance obligations are satisfied over the duration of the voyage from load port to discharge port. Such deferred costs are presented in prepaid expenses and other current assets on the Consolidated Balance Sheets. Costs incurred during the voyage are expensed as incurred.

Voyage hire is typically paid partially upon initiation of the voyage and partially upon completion of the performance obligation. During the years ended December 31, 2019, December 31, 2020 and December 31, 2021, there have been two instances in 2020 and three instances in 2021, where a vessel was employed under a voyage charter. One of the voyage charters that begun during the year ended December 31, 2020 ended in the same period, while the remaining voyage charter ended after December 31, 2020. All voyages charters during the year ended December 31, 2021, begun and ended in the same period.

Unearned revenue includes: (i) cash received prior to the balance sheet date relating to services to be rendered after the balance sheet date and (ii) deferred revenue resulting from straight-line revenue recognition in respect of charter agreements that provide for varying charter rates. Accrued revenue results from straight-line revenue recognition in respect of charter agreements that provide for varying charter rates.
Commissions (address and brokerage), regardless of charter type, are always paid by the Company, are deferred and amortized over the related charter period and are presented as a separate line item in revenues to arrive at net revenues in the accompanying consolidated statements of operations.

Taxes
Taxes: Entities within the group that are incorporated under the laws of either the Republic of Liberia or the Republic of the Marshall Islands or the Republic of Cyprus are not subject to Liberian or Marshall Islands or Cyprus income taxes. However, each vessel-owning Subsidiary is subject to registration and tonnage taxes under the laws of the Republic of Cyprus or the Republic of the Marshall Islands depending on where each Company’s vessel is registered. As of January 1, 2013, each vessel managed in Greece is subject to tonnage tax, under the laws of the Republic of Greece. These registration and tonnage taxes are recorded within Vessel operating expenses in the accompanying consolidated statements of operations and none are considered income taxes.

For our 2019 and 2020 taxable years, we were exempt from U.S federal tax on our U.S. source gross shipping income.

Earnings/(Loss) Per Share	Earnings/(Loss) Per Share: The computation of basic earnings/(loss) per share is based on the weighted average number of common stock outstanding during the year and includes the shares issuable to the audit committee chairman and the independent directors at the end of each year for services rendered. The computation of basic earnings/(loss) per share is calculated after deducting the preferred stock dividends paid and accrued (including any deemed dividend) from net income/(loss) divided by the weighted average number of shares.
Segment Reporting	Segment Reporting: The Company reports financial information and evaluates its operations by total charter revenue and not by the type of vessel or vessel employment for its customers. The Company’s vessels have similar operating and economic characteristics. As a result, the board of directors of the Company, the chief operating decision makers, review operating results solely by revenue per day and operating results of the fleet, and thus the Company has determined that it operates under one reportable segment. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.
Recent Accounting Pronouncements
Recent Accounting Pronouncements:

Reference Rate Reform: In March 2020, the Financial Accounting Standards Board issued ASU No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”).” ASU 2020-04 provides temporary optional expedients and exceptions to the guidance in U.S. GAAP on contract modifications and hedge accounting to ease the financial reporting burdens related to the expected market transition from the London Interbank Offered Rate (LIBOR) and other interbank offered rates to alternative reference rates. In January 2021, the FASB issued Accounting Standard Update (“ASU”) 2021-01 (Topic 848), which amends and clarifies the existing accounting standard issued in March 2020 (“ASU”) 2020-04 for Reference Rate Reform. Reference rates such as LIBOR, are widely used in a broad range of financial instruments and other agreements. The ASU permits entities to elect certain optional expedients and exceptions when accounting for derivative contracts and certain hedging relationships affected by changes in the interest rates used for discounting cash flows, for computing variation margin settlements, and for calculating price alignment interest in connection with reference rate reform activities under way in global financial markets (the “discounting transition”). The ASU 2020-04 is effective for adoption at any time between March 12, 2020 and December 31, 2022, for all entities and the ASU 2021-01 is effective for all entities as of January 7, 2021 through December 31, 2022. As of December 31, 2021, the Company has not made any contract modifications to replace the reference rate in any of its agreements and has not yet evaluated the effects of this standard on its consolidated financial position, results of operations, and cash flows.